Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ (4,043,659)	R$ (2,548,218)
DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(4,042,395)	(2,548,218)
DI [member] | Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	5,476,726	5,204,766
DI [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	82,592	406,683
DI [member] | Trade receivables - sale of subsidiaries [Member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	208,487	369,508
DI [member] | Loans and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(1,242,524)	(2,460,698)
DI [member] | Liability position foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(4,629,475)	(2,651,609)
DI [member] | Liability position of fixed interest instruments + IPCA – DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(3,938,201)	(3,416,868)
TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(1,264)	0
TJLP [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ (1,264)	R$ 0